Eaton Vance

National Municipal Income Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,849,800
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	10,000	12,984,900
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	13,045	16,393,391

		$41,228,091

Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$3,663,079

		$3,663,079

Education — 6.2%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,227,513
California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/45	5,140	7,688,001
California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/49	1,250	1,919,637
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,334,550
District of Columbia, (District of Columbia International School), 5.00%, 7/1/54	2,290	2,681,017
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,480,590
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/22	500	551,110
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/23	500	568,910
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/24	500	584,645
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	22,947,101
Michigan State University, 5.00%, 2/15/31	1,200	1,530,600
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/38	925	1,070,771
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	5,437,635
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	19,340	24,253,327
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	10,633,938
University of California, 5.25%, 5/15/36	7,080	8,263,705
University of California, 5.25%, 5/15/37	13,000	15,149,420
University of California, 5.25%, 5/15/38	7,700	8,962,492
University of Minnesota, 4.00%, 1/1/30	3,000	3,265,080
University of Minnesota, 4.00%, 2/1/30	1,815	1,939,164
University of Virginia, 5.00%, 4/1/38	13,205	16,083,954
University of Virginia, 5.00%, 4/1/39	40,970	49,794,118
West Virginia University, 5.00%, 10/1/32	2,155	2,735,708

		$199,102,986

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 4.5%
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/32	$7,355	$9,649,172
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/37	5,890	7,544,678
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/38	6,130	7,811,949
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/33	1,180	1,514,565
Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,465,513
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,991,892
San Antonio, TX, Electric and Gas Systems Revenue, 4.00%, 2/1/30	2,000	2,414,380
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	10,864,100
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(3)	22,500	25,799,625
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(3)	27,500	31,464,125
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	13,260	16,320,673
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	12,530	12,725,468

		$145,566,140

Escrowed/Prerefunded — 6.3%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$1,655	$1,735,201
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	9,545,820
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	14,319,873
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	4,757,911
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	3,005	3,173,701
New York Dormitory Authority, Personal Income Tax Revenue, Series 2013A, Prerefunded to 2/15/23, 5.00%, 2/15/43	12,335	13,865,403
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	16,475	16,702,684
Oregon Department of Transportation, Prerefunded to 11/15/23, 5.00%, 11/15/38	250	287,320
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,626,005
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,688,873
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	12,608,545
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	18,408,671
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	3,963,081
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	3,743,780
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	10,491,800
Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(3)	37,000	41,766,710
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,235,451
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	12,816,250
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,025,300
Will County Community Unit School District No. 365-U, IL, (Valley View), Prerefunded to 11/1/21, 5.75%, 11/1/31	12,995	14,087,749

		$202,850,128

Security	Principal Amount (000’s omitted)	Value
General Obligations — 21.1%
Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$5,370	$6,170,452
Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/30	2,070	2,467,833
Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/31	2,295	2,711,864
Austin, TX, 5.00%, 5/1/24	1,895	2,201,459
Belmont, MA, 4.00%, 3/15/30	2,800	3,350,620
Belmont, MA, 4.00%, 3/15/32	3,030	3,575,248
Boston, MA, 5.00%, 3/1/30	2,970	3,887,789
Boston, MA, 5.00%, 3/1/31	3,740	4,862,785
Burlingame Elementary School District, CA, (Election of 2016), 3.00%, 8/1/37	1,290	1,348,334
California, 2.04% (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(4)	15,000	15,055,200
California, 3.00%, 10/1/33	2,270	2,427,652
California Education Notes Program, Fiscal Year 2019-20 Note Participations, 5.00%, 6/30/20	5,245	5,346,648
Chicago, IL, 5.00%, 1/1/39	2,100	2,389,422
Chicago, IL, 5.00%, 1/1/40	1,500	1,702,740
Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,084,980
Chicago Board of Education, IL, 5.00%, 12/1/46	15,110	17,068,860
Chicago Board of Education, IL, 5.00%, 12/1/46	2,855	3,047,798
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	893,403
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,172,900
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,462,838
Connecticut, 4.00%, 1/15/37(5)	5,000	5,648,700
Connecticut, 4.00%, 1/15/38(5)	10,000	11,264,500
Delaware, 4.00%, 2/1/31	10,000	11,955,200
Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,362,969
District of Columbia, 5.00%, 10/15/30	4,000	5,164,400
Florida Board of Education, 4.00%, 6/1/33	7,770	9,152,516
Hartford County Metropolitan District, CT, 5.00%, 7/15/23	1,000	1,132,300
Hartford County Metropolitan District, CT, Series A, 5.00%, 7/15/24	500	583,280
Hartford County Metropolitan District, CT, Series B, 5.00%, 7/15/24	1,000	1,166,560
Hawaii, 5.00%, 1/1/34	13,700	16,972,108
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,191,804
Illinois, 5.00%, 2/1/24	10,705	11,818,641
Illinois, 5.00%, 11/1/24	11,295	12,664,180
Illinois, 5.00%, 2/1/27	18,500	20,290,245
Illinois, 5.00%, 2/1/29	15,000	17,212,650
Illinois, 5.00%, 5/1/39	10,000	10,786,100
Illinois, 5.25%, 7/1/30	6,150	6,706,206
Johnson City, TN, 5.00%, 6/1/22	440	480,806
Johnson City, TN, 5.00%, 6/1/24	505	587,916
Judson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/34	4,000	4,461,880
Judson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/35	4,000	4,450,920
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,165,242
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,612,050
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	14,731,744
Los Altos School District, CA, (Election of 2014), 3.00%, 8/1/34	570	602,416
Los Altos School District, CA, (Election of 2014), 3.00%, 8/1/37	1,470	1,527,992
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/38	23,500	26,459,825
Louisiana, 5.00%, 3/1/28	5,790	7,350,231
Massachusetts, 5.00%, 7/1/35	10,000	11,818,300
Massachusetts, 5.00%, 3/1/37	10,900	12,407,797

Security	Principal Amount (000’s omitted)	Value
Minneapolis-St. Paul Metropolitan Council, MN, 4.00%, 3/1/30	$1,250	$1,481,300
New York, NY, 4.00%, 3/1/36	8,000	9,074,800
New York, NY, 4.00%, 12/1/41	3,505	3,941,408
New York, NY, 4.00%, 8/1/42(3)	28,000	31,619,840
New York, NY, 5.00%, 4/1/30	11,735	15,091,327
New York, NY, 5.00%, 8/1/33	10,000	12,025,500
Nixa Public Schools, MO, 4.00%, 3/1/35	750	846,248
Nixa Public Schools, MO, 4.00%, 3/1/36	1,000	1,124,780
Nixa Public Schools, MO, 4.00%, 3/1/37	1,000	1,121,200
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN, 3.00%, 2/1/35	2,070	2,174,763
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN, 5.00%, 2/1/34	1,675	2,062,913
Northside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	2,540	2,942,387
Onondaga County, NY, 4.00%, 6/1/28	2,275	2,663,934
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,434,262
Park City, UT, 4.00%, 2/1/31	3,490	4,172,365
Randolph County, NC, Limited Obligation Bonds, 4.00%, 10/1/35	1,310	1,522,443
Randolph County, NC, Limited Obligation Bonds, 4.00%, 10/1/36	1,595	1,847,839
Randolph County, NC, Limited Obligation Bonds, 4.00%, 10/1/37	545	628,739
Randolph County, NC, Limited Obligation Bonds, 5.00%, 10/1/33	500	639,125
Redwood City School District, CA, (Election of 2015), 3.00%, 8/1/38	2,210	2,293,958
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/32	2,250	2,610,877
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,350	1,560,654
Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/34	1,100	1,267,200
Round Rock Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/32	3,000	3,537,120
San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 5.00%, 8/1/34	4,360	5,734,098
San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 5.00%, 8/1/35	2,200	2,884,618
San Jose, CA, 5.00%, 9/1/34	8,010	10,365,821
San Jose, CA, 5.00%, 9/1/39	4,590	5,804,101
Santa Monica-Malibu Unified School District, CA, (School Facilities Improvement District No. 1), (Election of 2018), 3.00%, 8/1/37	2,725	2,855,609
Sonoma County Junior College District, CA, (Election of 2014), 4.00%, 8/1/32	2,000	2,402,580
Stamford, CT, 4.00%, 12/1/30	1,210	1,477,592
Tempe, AZ, 4.00%, 7/1/36	3,335	3,891,812
Tennessee, 5.00%, 9/1/28	4,785	6,057,236
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	10,000	11,493,100
Texas City Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,000	1,156,700
Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,763,703
Washington, 5.00%, 2/1/33	13,140	15,006,274
Washington, 5.00%, 8/1/35	14,455	17,672,249
Washington, 5.00%, 2/1/36	5,000	5,689,700
Washington, 5.00%, 6/1/39(5)	2,125	2,559,201
Washington, 5.00%, 2/1/40	24,585	29,371,699
Washington, 5.00%, 2/1/41	10,000	12,341,400
Washington, 5.00%, 6/1/41(5)	2,000	2,395,900
Washington County, OR, 4.00%, 3/1/30	1,000	1,141,850
Wauwatosa School District, WI, 4.00%, 3/1/31	6,765	7,715,212
West Virginia, 5.00%, 6/1/40	18,125	22,515,237
Westchester County, NY, 4.00%, 12/15/28	11,100	13,415,016

Security	Principal Amount (000’s omitted)	Value
Westchester County, NY, 4.00%, 12/15/31	$9,940	$11,825,419
Westchester County, NY, 5.00%, 12/15/27	10,570	13,637,097
Wisconsin, 5.00%, 5/1/38	22,500	26,164,575

		$677,981,084

Hospital — 6.9%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	$2,250	$2,826,495
Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	755	965,298
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	5,961,915
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,715,991
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,473,690
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,606,678
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00% to 11/1/29 (Put Date), 5/1/33	6,000	7,841,640
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	7,076,520
Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,285,420
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,749,379
DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,278,540
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,248,180
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 2.36%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(4)	9,500	9,530,495
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	9,090,825
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	1,500	1,806,450
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,943,610
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/27	1,150	1,444,492
Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,419,010
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,531,459
Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,447,925
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/35	5,000	5,610,650
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/31	4,000	4,903,280
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	5,000	5,782,500
Ohio, (Cleveland Clinic Health System), (SPA: PNC Bank, N.A.), 1.65%, 1/1/52(6)	2,300	2,300,000
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,750	2,069,095
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	6,202,508
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,615,204
Oregon Health and Science University, 4.00%, 7/1/44	1,685	1,885,987
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,193,675
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,645,842
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,286,372

		$220,739,125

Housing — 0.4%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 2.16%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(4)	$3,960	$3,960,000
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,640,106

		$14,600,106

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.0%
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$300	$305,001
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 2.41%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	5,000	5,007,400
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.41%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	10,000	10,015,800
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	13,849,821
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(2)	3,685	4,241,767
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	539,191

		$33,958,980

Insured-General Obligations — 0.7%
Pittsburg Unified School District Financing Authority, CA, (AGM), 5.00%, 9/1/47	$14,330	$17,422,414
Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	3,930	4,673,753

		$22,096,167

Insured-Hospital — 0.4%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,299,280

		$12,299,280

Insured-Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$35,840,345

		$35,840,345

Insured-Special Tax Revenue — 0.6%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,429,470
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,104,038

		$18,533,508

Insured-Transportation — 2.2%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$6,557,620
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46(3)	10,000	11,176,200
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	6,380	7,073,506
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	45,005,575

		$69,812,901

Lease Revenue/Certificates of Participation — 3.1%
Hillsborough County, FL, 4.00%, 8/1/31	$4,840	$5,759,165
Hillsborough County, FL, 4.00%, 8/1/34	5,445	6,352,899
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	6,660	7,349,843
New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/44	1,460	1,526,634
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/34	8,460	9,904,376
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/35	13,300	15,505,140
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/39	2,165	2,524,801
Texas, Tax and Revenue Anticipation Notes, 4.00%, 8/27/20	50,000	50,936,500

		$99,859,358

Security	Principal Amount (000’s omitted)	Value
Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$5,715	$5,821,813

		$5,821,813

Other Revenue — 2.8%
Battery Park City Authority, NY, 5.00%, 11/1/40	$1,885	$2,397,173
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	45,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(2)	1,865	2,147,007
Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(2)	1,000	1,151,210
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,633,900
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	11,160	13,115,009
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	17,960	21,145,386
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,287,978
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	32,380,581
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.301%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(4)	1,000	1,011,800

		$90,315,044

Senior Living/Life Care — 0.4%
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$2,500	$2,868,425
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	409	110,475
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	7,500	8,117,775
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,138,108
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	589,292
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	750	788,685

		$13,612,760

Special Tax Revenue — 10.9%
Illinois Sports Facilities Authority, 5.00%, 6/15/29	$2,250	$2,722,207
Illinois Sports Facilities Authority, 5.00%, 6/15/30	1,200	1,448,136
Maryland Department of Transportation, 3.00%, 10/1/34	4,900	5,132,211
Maryland Department of Transportation, 4.00%, 10/1/32	10,000	11,536,700
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	380	376,569
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/37	7,275	8,197,033
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37	1,480	1,658,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/37	10,000	11,418,900
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	5,000	5,653,900
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	8,500	9,676,825
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39	7,375	8,306,094
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/40	15,000	17,035,650
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	5,695	6,265,924
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/35	10,375	12,072,454
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/35	9,725	12,224,811
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/35	10,485	12,810,363

Security	Principal Amount (000’s omitted)	Value
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	$4,050	$4,974,493
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	10,000	11,749,700
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	9,240	11,115,997
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/40	10,970	13,066,806
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/40	5,000	5,988,350
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2015 Series B, 5.00%, 8/1/39	4,585	5,243,177
New York City Transitional Finance Authority, NY, Future Tax Revenue, 2018 Series A, 5.00%, 8/1/39	11,845	14,318,117
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/30(5)	29,000	38,179,663
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	10,000	11,463,800
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	9,670	12,301,787
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	7,840	9,419,681
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	10,000	12,004,600
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/27	1,620	2,012,137
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/28	1,705	2,154,063
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/29	1,790	2,305,019
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/31	970	1,231,910
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/32	2,070	2,617,370
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47	6,515	7,311,524
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,806,500
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/41	10,000	12,204,300
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	5,536	5,625,794
Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	2,219	2,310,290
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/37	3,075	3,539,817
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/38	7,495	8,591,069
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	455	449,504
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	330	298,558
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	964,937
Texas Transportation Commission, 5.00%, 4/1/33(3)	10,000	11,425,500

		$351,210,240

Student Loan — 0.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$4,970	$5,409,746

		$5,409,746

Transportation — 23.0%
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/33	$3,575	$4,091,909
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/34	3,480	3,969,671
Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/36	5,000	5,659,550
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	3,286,448
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,184,300
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	3,830	4,338,356
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,886,195
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	7,046,640
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,245,746
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,772,951
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,331,782
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,810,000
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,866,724
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,015	12,473,276
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/34	3,100	3,577,338
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	3,225	3,658,408

Security	Principal Amount (000’s omitted)	Value
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	$3,225	$3,688,465
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	12,087,500
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,356,143
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43	10,000	11,944,300
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,543,766
Illinois Toll Highway Authority, 5.00%, 1/1/40	670	771,183
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	31,930	37,966,366
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	23,245,400
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(3)	7,200	7,303,392
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/24	1,200	1,387,380
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	1,335	1,620,423
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,325	6,766,531
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/31	2,250	2,841,210
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/32	6,100	7,672,153
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	6,000	6,884,400
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	9,000	10,513,980
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,015,700
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,744,350
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,264,515
Massachusetts Port Authority, 5.00%, 7/1/32	3,800	4,876,616
Massachusetts Port Authority, (AMT), 5.00%, 7/1/26	10,105	12,252,009
Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	3,000	3,807,570
Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	2,965	3,743,609
Massachusetts Port Authority, (AMT), 5.00%, 7/1/32	4,200	5,281,206
Massachusetts Port Authority, (AMT), 5.00%, 7/1/33	4,410	5,528,817
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	4,154,041
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,200	3,853,536
Metropolitan Transportation Authority, NY, 5.00%, 9/1/22	15,000	16,408,950
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	4,250	4,871,180
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,050	11,620,681
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/39	18,240	22,356,768
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/28	4,500	5,203,395
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/30	5,840	7,397,002
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/31	6,130	7,722,390
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/32	10,000	11,890,800
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,360,800
Miami-Dade County, FL, Aviation Revenue, (AMT), 4.00%, 10/1/44	5,000	5,490,700
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,250	26,461,522
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,332,800
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	1,935	2,347,310
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/40	32,530	38,687,604
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,470	2,973,559
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,655,160

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.81%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(4)	$2,275	$2,287,194
New Jersey Turnpike Authority, 4.00%, 1/1/48	5,985	6,737,135
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,543,100
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	2,680	3,124,612
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	3,560	4,429,744
New York Thruway Authority, 5.00%, 1/1/36	12,500	15,808,625
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	14,090	15,704,291
North Texas Tollway Authority, 5.00%, 1/1/29	5,000	5,971,100
Oregon Department of Transportation, 4.00%, 11/15/42	5,000	5,669,300
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,205,950
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	12,084,750
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,197,743
Port Authority of New York and New Jersey, 5.00%, 5/1/40	3,585	4,202,839
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	10,800	11,840,040
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/31	15,000	18,369,450
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/35	5,000	5,929,200
Port Authority of New York and New Jersey, (AMT), 5.00%, 4/1/36	11,505	13,627,557
Port of Seattle, WA, (AMT), 5.00%, 4/1/23	2,000	2,230,340
Port of Seattle, WA, (AMT), 5.00%, 4/1/24	2,165	2,482,562
Port of Seattle, WA, (AMT), 5.00%, 4/1/25	1,500	1,766,370
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,590,405
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	25,630	29,787,442
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	8,535	9,614,763
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	5,000	5,770,050
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	29,999,788
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	3,575	4,029,812
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	2,245	2,523,268
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	2,140	2,398,341
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/36	2,885	3,558,388
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	5,820	6,791,474

		$741,370,109

Water and Sewer — 6.9%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$24,303,825
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,278,671
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	59,301,369
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/37	1,500	1,707,960
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/39	4,175	4,703,221
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/45	13,330	14,777,371
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	2,905	3,596,535
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	7,280	8,633,206

Security	Principal Amount (000’s omitted)	Value
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	$1,000	$1,292,610
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/37	4,200	5,376,462
Metropolitan Water District of Southern California, 5.00%, 7/1/32	1,615	2,098,660
Metropolitan Water District of Southern California, 5.00%, 7/1/34	5,000	6,453,350
Metropolitan Water District of Southern California, 5.00%, 7/1/35	12,500	16,087,875
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,202,477
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,671,850
Missoula, MT, Water System Revenue, 4.00%, 7/1/37	600	678,684
Missoula, MT, Water System Revenue, 5.00%, 7/1/33	565	704,493
Missoula, MT, Water System Revenue, 5.00%, 7/1/35	1,135	1,408,160
Missoula, MT, Water System Revenue, 5.00%, 7/1/36	800	989,776
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	6,415	7,642,254
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/44	8,000	9,972,560
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 1.65%, 6/15/46(6)	15,100	15,100,000
South Gate Utility Authority, CA, Water Revenue, 4.00%, 10/1/33	2,270	2,611,068
Tarrant Regional Water District, TX, 5.00%, 3/1/30	10,000	11,426,200
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/30	1,140	1,369,767
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,289,523

		$221,677,927

Total Tax-Exempt Municipal Securities — 100.3% (identified cost $3,048,590,275)		$3,227,548,917

Taxable Municipal Securities — 2.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(9)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$3,543	$885,740

		$885,740

General Obligations — 0.1%
Chicago, IL, 7.75%, 1/1/42	$4,050	$4,588,933

		$4,588,933

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$37,050,280

		$37,050,280

Insured-Transportation — 1.4%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$18,360,900
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	26,979,987

		$45,340,887

Total Taxable Municipal Securities — 2.7% (identified cost $78,085,389)		$87,865,840

Corporate Bonds & Notes — 0.2%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.2%
Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	$5,000	$4,908,619

Total Corporate Bonds & Notes — 0.2% (identified cost $5,000,000)		$4,908,619

Total Investments — 103.2% (identified cost $3,131,675,664)		$3,320,323,376

Other Assets, Less Liabilities — (3.2)%		$(103,391,967)

Net Assets — 100.0%		$3,216,931,409

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2019, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	24.3%
California	16.0%
Texas	12.4%
Others, representing less than 10% individually	50.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 6.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 2.7% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $10,559,765 or 0.3% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(5)	When-issued security.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2019.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)	Security is in default and making only partial interest payments.

(9)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,227,548,917	$—	$3,227,548,917
Taxable Municipal Securities	—	87,865,840	—	87,865,840
Corporate Bonds & Notes	—	4,908,619	—	4,908,619
Total Investments	$—	$3,320,323,376	$—	$3,320,323,376

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.